Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Cash flows from operating activities
Net income	$ (6,548,630)	$ (5,250,739)
Depreciation and amortization	106,469	44,178
Provision (Recovery) for doubtful accounts	3,705,250	764
Amortization of operating lease ROU assets		80,727
Provision for credit losses		3,846,415
Imputed interest expense	137,699	183,557
Loss (gain) from disposal of investments
Loss (gain) from disposal of assets	1,883
Stock-based compensation	540,000
Changes in assets and liabilities
(Increase) decrease in accounts receivable	144	45,657
(Increase) decrease in accounts receivable – related party		(164,248)
(Increase) decrease in inventories	175,840	(1,379,033)
(Increase) decrease in advances to suppliers	111,251
(Increase) decrease in notes receivable-related party customers sales	(212,472)
(Increase) decrease in loans to related parties	(33,203)	(3,054,582)
(Increase) decrease in due from relates parties	5,706
(Increase) decrease in other assets	(718,346)
(Decrease) increase in accrued and other liabilities	4,028	1,468,078
Decrease in account payable	14,783	(15,713)
Increase in accounts payable – related party	(135,038)	(2,973)
Increase in taxes payable	(29,527)	283,725
(Decrease) increase in contract liability		(3,249)
(Decrease) increase in contract liability – related party	108,416	(99,098)
(Decrease) increase in operating lease liabilities	88,380	(16,466)
(Decrease) increase in other long term liabilities		(262,043)
Net cash used in operating activities	(2,677,367)	(4,295,043)
Cash flows from investing activities
Purchase of fixed assets	(7,499)	(8,362)
Acquisition of investment		(938,568)
Disposal of fixed assets	7,626
Redemption/Disposal of investments	828,121
Net cash provided by (used in) investing activities	828,248	(946,930)
Cash flows from financing activities
Proceeds from owner’s injection of capital	1,192,782	32,867
Proceeds from convertible debenture		4,191,336
Repayments to convertible debenture	(866,668)
Net cash provided by financing activities	326,114	4,224,203
Net decrease of cash and cash equivalents	(1,523,005)	(1,017,770)
Effect of foreign currency translation on cash and cash equivalents	23,084	(404,753)
Cash, cash equivalents, and restricted cash – beginning of period	2,370,632	7,372,895
Cash, cash equivalents, and restricted cash – end of period	870,711	5,950,372
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Cash & cash equivalents	827,308	5,950,372
Restricted cash	43,403
Total cash, cash equivalents, and restricted cash	870,711	5,950,372
Supplementary cash flow information:
Interest received	3,623
Interest paid	101,626
Income taxes paid
Non-cash financing and investing activities:
Notes payable converted to common stock	$ 1,673,100